Changes in Significant Accounting Policies - Summary of Net of tax, of Transition to IFRS 15 (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Changes In Sigificant Accounting Policies [line items]
Revenue		$ (2,577.8)	$ (2,761.8)	$ (2,666.4)
Cost of sales		$ 2,043.0	$ 2,105.1	$ 2,001.2
Impact of adopting IFRS 15 [member]
Disclosure Of Changes In Sigificant Accounting Policies [line items]
Revenue	$ (15.0)
Cost of sales	11.5
Impact at 1 January 2018	$ (3.5)